PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Condensed Balance Sheets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Current assets:
Cash	¥ 189,905	$ 27,352	¥ 485,440	$ 69,918	¥ 478,682	¥ 283,033
Total current assets	1,194,856	172,094	1,501,117
Non-current assets:
Deferred cost, non-current	1,120	161	4,484
Total assets	3,228,603	465,015	3,593,591
Current liabilities:
Accrued expenses and other liabilities	273,590	39,405	227,840
Total current liabilities	951,059	136,982	1,507,246
Total liabilities	1,996,833	287,604	2,159,803
Shareholders’ equity:
Ordinary shares (par value of US$0.0001 per share; authorized shares—500,000,000; issued shares—142,353,532 as of December 31, 2015 and 2016; outstanding shares—132,994,201 and 130,091,977 as of December 31, 2015 and 2016, respectively)	105	15	105
Treasury stock (9,359,331 and 12,261,555 as of December 31, 2015 and 2016, respectively)	(8)	(1)	(6)
Additional paid-in capital	1,852,245	266,779	1,774,330
Accumulated other comprehensive loss	(87,968)	(12,670)	(46,574)
Accumulated deficit	(598,196)	(86,158)	(336,329)
Total Concord Medical Services Holdings Limited shareholders’ equity	1,166,178	167,965	1,391,526
Total liabilities and equity	3,228,603	465,015	3,593,591
Parent Company [Member]
Current assets:
Cash	22,218	3,200	1,768	$ 255	¥ 175,125	¥ 195,038
Amounts due from subsidiaries	269,270	38,783	402,900
Total current assets	291,488	41,983	404,668
Non-current assets:
Investment in subsidiaries	2,309,225	332,598	2,662,807
Deferred cost, non-current	854	123	3,142
Total assets	2,601,567	374,704	3,070,617
Current liabilities:
Short-term bank borrowings	410,963	59,191	550,995
Accrued expenses and other liabilities	34,986	5,039	521,618
Amounts due to subsidiaries	989,440	142,509	606,478
Total current liabilities	1,435,389	206,739	1,679,091
Total liabilities	1,435,389	206,739	1,679,091
Shareholders’ equity:
Ordinary shares (par value of US$0.0001 per share; authorized shares—500,000,000; issued shares—142,353,532 as of December 31, 2015 and 2016; outstanding shares—132,994,201 and 130,091,977 as of December 31, 2015 and 2016, respectively)	105	15	105
Treasury stock (9,359,331 and 12,261,555 as of December 31, 2015 and 2016, respectively)	(8)	(1)	(6)
Additional paid-in capital	1,852,245	266,779	1,774,330
Accumulated other comprehensive loss	(87,968)	(12,670)	(46,574)
Accumulated deficit	(598,196)	(86,158)	(336,329)
Total Concord Medical Services Holdings Limited shareholders’ equity	1,166,178	167,965	1,391,526
Total liabilities and equity	¥ 2,601,567	$ 374,704	¥ 3,070,617